REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 92,808	$ 8,148	$ 275,453	$ 42,048	$ 50,674	$ 107,760
Rental Income, Nonoperating					17,655
Noninterest Expense Commission Expense					$ 33,019